COMMON STOCK, TRANSACTIONS (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock disclosures
Proceeds from exercise of stock options		$ 26,000	$ 191,000	$ 191,000	$ 1,068,000	$ 212,000
Issuance of common stock to 401(k) plan				208,000	201,000	173,000
Proceeds from issuance of stock under ESPP		$ 51,000	91,000	91,000
Proceeds from issuance of common stock and warrants			$ 29,905,000	$ 29,905,000	$ 14,480,000	$ 14,618,000
Common Stock
Common stock disclosures
Issuance of common stock upon exercise of stock options (in shares)		89,387		135,205	316,177	132,900
Proceeds from exercise of stock options		$ 26,000		$ 191,000	$ 1,068,000	$ 212,000
Issuance of common stock upon cashless exercise of warrants (in shares)				4,979	25,052	6,903
Issuance of common stock to 401(k) plan (in shares)		61,587		37,528	17,437	41,753
Issuance of common stock to 401(k) plan		$ 154,000		$ 208,000	$ 201,000	$ 173,000
Stock issued under ESPP (in shares)		17,750		16,729
Proceeds from issuance of stock under ESPP		$ 51,000		$ 91,000
Issuance of stock in public offering (in shares)					2,388,245	3,500,312
Common Stock | Public Offering, March 2016
Common stock disclosures
Warrants for purchase of common stock (in shares)	2,146,666
Equity issuance (in price per unit)	$ 7.49
Warrants | Public Offering, March 2016
Common stock disclosures
Equity issuance (in price per unit)	0.01
Exercise price (in dollars per unit)	$ 10.00
Percentage of warrant exercises price over public offering price	133.00%
Common Stock And Warrants | Public Offering, March 2016
Common stock disclosures
Issuance of stock in public offering (in shares)	4,293,333
Proceeds from issuance of common stock and warrants	$ 29,900,000